Note 3 - Concentration of Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 41-0268370 003 [Member]
Notes Tables
EBP, Risk and Uncertainty [Table Text Block]
	2025	2024
Legal & General S&P 500 DC	$136,483,182	$133,842,262